DEBT - Movement in debt (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 10, 2024	Jun. 07, 2024	Dec. 31, 2024	Dec. 31, 2023
DEBT
Beginning Balance			$ 206,847	$ 219,175
Proceeds from debentures			172,500
Drawdown			68,000	75,500
Transaction costs			(6,488)
Portion allocated to equity			(45,999)
Convertible debt conversions			(35,383)	(225)
Transaction costs allocated to equity			1,730
Amortization of discount and transaction costs			7,473	2,897
Extinguishment of debt			146
Payments				(90,500)
Payments			(242,795)
Ending Balance			126,031	206,847
Non-current portion			126,031	162,946
Credit Facility
DEBT
Beginning Balance			162,946	177,020
Drawdown			68,000	75,500
Amortization of discount and transaction costs			2,054	926
Payments			(233,000)	(90,500)
Payments			(233,000)
Ending Balance				162,946
2019 Convertible debentures [member]
DEBT
Beginning Balance			43,901	42,155
Convertible debt conversions			(35,383)	(225)
Amortization of discount and transaction costs			1,131	1,971
Extinguishment of debt			146
Payments		$ (9,800)	(9,649)
Payments			(9,795)
Ending Balance				$ 43,901
2024 Convertible Notes [member]
DEBT
Proceeds from debentures			172,500
Transaction costs			(6,488)
Portion allocated to equity	$ (46,000)		(45,999)
Transaction costs allocated to equity	$ 1,700		1,730
Amortization of discount and transaction costs			4,288
Ending Balance			126,031
Non-current portion			$ 126,031